Acquisitions	6 Months Ended
Jul. 31, 2023
Acquisitions
Acquisitions

Note 3 – Acquisitions

Fiscal 2024 Acquisitions

On February 14, 2023, Descartes acquired all of the shares of Windigo Logistics, Inc., doing business as GroundCloud (“GroundCloud”), a cloud-based provider of final-mile carrier solutions and road safety compliance tools. The purchase price for the acquisition was approximately $136.8 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $80.0 million based on GroundCloud achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $19.6 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.5 million with a fair value of $1.5 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before February 14, 2024.

On April 20, 2023, Descartes acquired substantially all of the assets of Localz Pty Ltd.(“Localz”), a cloud-based customer engagement platform for day-of-service interaction and order management. The purchase price for the acquisition was approximately $5.9 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $0.6 million with a fair value of $0.6 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before April 20, 2024.

For the businesses acquired during fiscal 2024, we incurred acquisition-related costs of nil and $1.1 million for the three and six month periods ended July 31, 2023, respectively. The acquisition-related costs were primarily for advisory services and are included in other charges in our condensed consolidated statements of operations. During the three and six month periods ended July 31, 2023, we have recognized revenues of $9.8 million and $17.0 million, respectively, and a net loss of $0.9 million from GroundCloud and Localz since the date of acquisition in our condensed consolidated statements of operations.

The preliminary purchase price allocation for the businesses acquired during 2024, which has not been finalized, is as follows:

	Ground-Cloud	Localz	Total
Purchase price consideration:
Cash, less cash acquired related to GroundCloud ($4,381) and Localz (Nil)	136,843	5,857	142,700
Contingent consideration	19,550	—	19,550
Net working capital adjustments (receivable) / payable	345	(5)	340
	156,738	5,852	162,590
Allocated to:
Current assets, excluding cash acquired	1,908	619	2,527
Right-of-use Assets	144	—	144
Current liabilities	(3,252)	(227)	(3,479)
Deferred revenue	(136)	(1,465)	(1,601)
Lease obligations	(144)	—	(144)
Net tangible assets (liabilities) assumed	(1,480)	(1,073)	(2,553)

Finite life intangible assets acquired:
Customer agreements and relationships	29,400	—	29,400
Existing technology	42,800	5,971	48,771
Trade names	1,100	—	1,100
Non-compete covenants	1,000	—	1,000
Goodwill	83,918	954	84,872
	156,738	5,852	162,590

The above transactions were accounted for using the acquisition method in accordance with ASC Topic 805, “Business Combinations”. The purchase price allocations in the table above represents our estimates of the allocation of the purchase price and the fair value of net assets acquired. The preliminary purchase price allocations may differ from the final purchase price allocation, and these differences may be material. Revisions to the allocations will occur as additional information about the fair value of assets and liabilities becomes available. The final purchase price allocations will be completed within one year from the acquisition date.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	GroundCloud	Localz
Customer agreements and relationships	13 years	N/A
Existing technology	6 years	6 years
Trade names	6 years	N/A
Non-compete covenants	5 years	N/A

The goodwill on the GroundCloud and Localz acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the GroundCloud and Localz acquisitions is deductible for tax purposes.

Fiscal 2023 Acquisitions

On February 9, 2022, Descartes acquired all of the shares of NetCHB, LLC ("NetCHB"), a provider of customs filing solutions in the US. The purchase price for the acquisition was approximately $38.7 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $60.0 million based on NetCHB achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent considerations was valued at $13.9 million at the acquisition date. The gross contractual amount of trade receivables acquired was $0.1 million with a fair value of $0.1 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended January 31, 2023 with no adjustments.

On April 21, 2022, Descartes acquired substantially all of the assets of Foxtrot, Inc. ("Foxtrot"), a provider of machine learning-based mobile route execution solutions. The purchase price for the acquisition was approximately $4.2 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $0.7 million with a fair value of $0.7 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended April 30, 2023 with no adjustments.

On June 3, 2022, Descartes acquired all of the shares of XPS Technologies, LLC ("XPS"), a provider of ecommerce multi-carrier parcel shipping solutions. The purchase price for the acquisition was approximately $61.1 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $75.0 million based on XPS achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $9.4 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.5 million with a fair value of $1.5 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended July 31, 2023 with no adjustments.

On January 5, 2023, Descartes acquired all of the shares of Tran-Soft, LLC, doing business as Supply Vision (“Supply Vision”), a provider of shipment management solutions for North American Logistics Services Providers. The purchase price for the acquisition was approximately $11.6 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $3.0 million based on Supply Vision achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $2.7 million at the acquisition date. The gross contractual amount of trade receivables acquired was $0.3 million with a fair value of $0.3 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before January 5, 2024.

Pro Forma Results of Operations (Unaudited)

The financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired Localz, GroundCloud, Supply Vision, XPS, Foxtrot and NetCHB as of February 1, 2022.

This pro forma information is for information purposes only and does not purport to represent what our actual results of operations for the periods presented would have been had the acquisitions of Localz, GroundCloud, Supply Vision, XPS, Foxtrot and NetCHB occurred at February 1, 2022, or to project our results of operations for any future period.

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2023	2022	2023	2022

Revenue	143,393	135,914	282,023	268,505
Net income	28,116	22,308	56,710	45,141
Earnings per share
Basic	0.33	0.26	0.67	0.53
Diluted	0.32	0.26	0.65	0.52